Leases (Details) - Schedule of Maturity of Operating Lease Liabilities under the Non-cancelable Operating Leases	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)
Schedule of Maturity of Operating Lease Liabilities under the Non-cancelable Operating Leases [Abstract]
2024	¥ 5,332,992	$ 742,777	¥ 5,178,993	$ 753,670
2025	4,275,341	595,468	5,040,835	733,564
2026	357,806	49,835	1,526,270	222,110
Total lease payments	9,966,139	1,388,080	11,746,098	1,709,344
Less: Interest	(475,985)	(66,295)	(643,661)	(93,669)
Present value of operating lease liabilities	¥ 9,490,154	$ 1,321,785	¥ 11,102,437	$ 1,615,675